PENSION AND OTHER POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Jan. 02, 2016
Defined Benefit Plans
Schedule of one-percentage-point change in assumed health care cost trend rates

(In millions)	One-percentage-point Increase	One-percentage-point Decrease

Effect on total of service and interest cost components	$.01	$(.01)
Effect on postretirement benefit obligations	.4	(.3)

Schedule of plan benefit obligations

Plan Benefit Obligations

	Pension Benefits				U.S. Postretirement Health Benefits
	2015		2014		2015	2014
(In millions)	U.S.	Int'l	U.S.	Int'l

Change in projected benefit obligations
Projected benefit obligations at beginning of year	$1,161.1	$737.1	$1,004.8	$642.8	$8.0	$9.1
Service cost	.4	13.8	.4	12.9	–	–
Interest cost	45.8	17.3	47.9	23.8	.2	.3
Participant contribution	–	3.1	–	4.0	.8	1.1
Amendments (1)	–	(.7)	–	(7.2)	–	–
Actuarial (gain) loss	(58.3)	(1.4)	145.6	166.1	(1.4)	.3
Plan transfers (2)	–	2.5	21.4	–	–	–
Benefits paid	(60.1)	(19.0)	(59.0)	(22.3)	(1.7)	(2.8)
Curtailments	–	(2.7)	–	(7.6)	–	–
Settlements	–	(13.3)	–	(2.2)	–	–
Foreign currency translation	–	(62.0)	–	(73.2)	–	–

Projected benefit obligations at end of year	$1,088.9	$674.7	$1,161.1	$737.1	$5.9	$8.0

Accumulated benefit obligations at end of year	$1,088.9	$625.4	$1,161.1	$693.9

(1)	Amendments to international plans in 2014 related to our plans in the Netherlands, U.K. and France.
(2)	Plan transfers in 2014 for the U.S. plans represented transfers from participant SHARE Accounts.

Schedule of plan assets

Plan Assets

	Pension Benefits				U.S. Postretirement Health Benefits
	2015		2014		2015	2014
(In millions)	U.S.	Int'l	U.S.	Int'l

Change in plan assets
Plan assets at beginning of year	$778.9	$618.1	$747.4	$566.6	$–	$–
Actual return on plan assets	(28.3)	(7.4)	52.9	117.9	–	–
Plan transfers (1)	–	(.3)	21.4	–	–	–
Employer contributions	14.4	14.3	16.2	16.0	.9	1.7
Participant contributions	–	3.1	–	4.0	.8	1.1
Benefits paid	(60.1)	(19.0)	(59.0)	(22.3)	(1.7)	(2.8)
Settlements	–	(4.6)	–	(2.2)	–	–
Foreign currency translation	–	(52.1)	–	(61.9)	–	–

Plan assets at end of year	$704.9	$552.1	$778.9	$618.1	$–	$–

(1)	Plan transfers in 2014 for the U.S. plans represented transfers from participant SHARE Accounts.

Schedule of funded status

Funded Status

	Pension Benefits				U.S. Postretirement Health Benefits
	2015		2014		2015	2014
(In millions)	U.S.	Int'l	U.S.	Int'l

Funded status of the plans
Other assets	$–	$–	$–	$20.0	$–	$–
Other accrued liabilities	(13.4)	(2.2)	(14.4)	(2.5)	(1.2)	(1.6)
Long-term retirement benefits and other liabilities (1)	(370.6)	(120.4)	(367.8)	(136.5)	(4.7)	(6.4)

Plan assets less than benefit obligations	$(384.0)	$(122.6)	$(382.2)	$(119.0)	$(5.9)	$(8.0)

(1)	Per our funding strategy, we have the option to fund certain of these liabilities with proceeds from our corporate-owned life insurance policies.

Schedule of Weighted-average assumptions used for determining year-end obligations

	Pension Benefits						U.S. Postretirement Health Benefits
	2015		2014		2013		2015	2014	2013
	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Weighted-average assumptions used to determine year-end benefit obligations
Discount rate	4.55%	2.95%	4.00%	2.54%	4.85%	3.88%	4.13%	3.50%	3.45%
Compensation rate increase	–	2.21	–	2.22	–	2.24	–	–	–

Schedule of pretax amounts, including that of discontinued operations, recognized in accumulated other comprehensive loss

	Pension Benefits				U.S. Postretirement Health Benefits
	2015		2014		2015	2014
(In millions)	U.S.	Int'l	U.S.	Int'l

Net actuarial loss	$585.5	$171.9	$584.4	$174.8	$20.4	$24.1
Prior service cost (credit)	18.7	(4.9)	19.9	(5.3)	(19.6)	(22.9)
Net transition obligation	–	.3	–	.4	–	–

Net amount recognized in accumulated other comprehensive loss	$604.2	$167.3	$604.3	$169.9	$.8	$1.2

Schedule of pretax amounts, including that of discontinued operations, recognized in other comprehensive loss (income)

	Pension Benefits						U.S. Postretirement Health Benefits
	2015		2014		2013		2015	2014	2013
(In millions)	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Net actuarial loss (gain)	$21.1	$11.3	$135.6	$51.3	$(101.8)	$6.1	$(1.4)	$.3	$(.9)
Prior service (credit) cost	–	(.7)	–	(7.3)	19.9	–	–	–	–
Amortization of unrecognized:
Net actuarial loss	(20.0)	(9.4)	(16.2)	(5.2)	(19.5)	(8.2)	(2.2)	(2.8)	(2.5)
Prior service (cost) credit	(1.2)	.3	(1.2)	(.4)	(.3)	(.5)	3.3	3.3	4.1
Net transition asset	–	–	–	–	–	.1	–	–	–
Curtailments	–	.2	–	(.6)	(.9)	1.5	–	–	13.1
Settlements	–	(4.3)	(.6)	(.4)	–	(1.2)	–	–	–

Net amount recognized in other comprehensive (income) loss	$(.1)	$(2.6)	$117.6	$37.4	$(102.6)	$(2.2)	$(.3)	$.8	$13.8

Schedule of components of net periodic benefit cost (credit)

	Pension Benefits						U.S. Postretirement Health Benefits
	2015		2014		2013		2015	2014	2013
(In millions)	U.S.	Int'l	U.S.	Int'l	U.S	Int'l

Service cost	$.4	$13.8	$.4	$12.9	$.4	$13.0	$–	$–	$–
Interest cost	45.8	17.3	47.9	23.8	42.8	23.3	.3	.3	.3
Actuarial loss (gain)	.4	–	4.0	–	(3.8)	–	–	–	–
Expected return on plan assets	(51.5)	(21.5)	(51.9)	(26.0)	(48.1)	(22.6)	–	–	–
Amortization of actuarial loss	20.0	9.4	16.2	5.2	19.5	6.3	2.2	2.8	2.5
Amortization of prior service cost (credit)	1.2	(.3)	1.2	.4	.3	.5	(3.3)	(3.3)	(4.1)
Amortization of transition asset	–	–	–	–	–	(.1)	–	–	–
Recognized (gain) loss on curtailments (1)	–	(.2)	–	.6	–	(1.5)	–	–	–
Recognized loss on settlements (2)	–	4.3	.6	.4	–	.5	–	–	–

Net periodic benefit cost (credit)	$16.3	$22.8	$18.4	$17.3	$11.1	$19.4	$(.8)	$(.2)	$(1.3)

(1)

Recognized gain on curtailment in 2015 and loss on curtailment in 2014 related to a pension plan in the Netherlands. Recognized gain on curtailment in 2013 related to a pension plan in Taiwan. These amounts were recorded in "Other expense, net" in the Consolidated Statements of Income.

(2)

Recognized loss on settlement related to pension plans in Germany and France as a result of the sale of a product line in our RBIS reportable segment in 2015, and settlement events in Switzerland in 2015 and 2014. The losses on settlements were recorded in "Other expense, net" in Consolidated Statements of Income.

Schedule of weighted-average assumptions used for determining net periodic cost

	Pension Benefits						U.S. Postretirement Health Benefits
	2015		2014		2013		2015	2014	2013
	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Discount rate	4.00%	2.54%	4.85%	3.88%	4.00%	3.94%	3.50%	3.45%	2.85%
Expected return on assets	7.50	4.27	7.75	4.82	8.00	4.78	–	–	–
Compensation rate increase	–	2.22	–	2.24	–	2.24	–	–	–

Schedule of defined benefit plan contributions
(In millions)

U.S.	$3.7
Int'l	13.6
U.S. postretirement health benefits	1.2

Schedule of anticipated future benefit payments

	Pension Benefits		U.S. Postretirement Health Benefits
(In millions)	U.S.	Int'l

2016	$60.4	$17.3	$1.2
2017	62.6	16.8	.8
2018	81.8	18.1	.6
2019	60.6	18.8	.5
2020	61.0	19.3	.4
2021 - 2024	319.5	114.5	1.5

Schedule of estimated amortization of amounts, included in accumulated other comprehensive loss

        Our estimates of fiscal year 2016 amortization of amounts included in "Accumulated other comprehensive loss" were as follows:

	Pension Benefits		U.S. Postretirement Health Benefits
(In millions)	U.S.	Int'l

Net actuarial loss	$17.3	$7.1	$1.9
Prior service cost (credit)	1.2	(.3)	(3.3)
Net transition obligation	–	.1	–

Net loss (gain) to be recognized	$18.5	$6.9	$(1.4)

U.S.
Defined Benefit Plans
Schedule of fair value of plan assets

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

2015
Cash	$–	$–	$–	$–
Pooled funds – liability hedging portfolio (1)	335.9
Pooled funds – growth portfolio (1)	368.9
Other assets (2)	.1

Total U.S. plan assets	$704.9

2014
Cash	$1.3	$1.3	$–	$–
Pooled funds – liability hedging portfolio (1)	371.5
Pooled funds – growth portfolio (1)	406.0
Other assets (2)	.1

Total U.S. plan assets	$778.9

(1)

Pooled funds that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to reconcile to total U.S. plan assets.

(2)	Includes accrued recoverable taxes.

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

2015
Cash	$.8	$.8	$–	$–
Insurance contracts	21.4	–	–	21.4
Pooled funds – fixed income securities (1)	275.7
Pooled funds – equity securities (1)	218.1
Pooled funds – other investments (1)	36.1

Total international plan assets at fair value	$552.1

2014
Cash	$.6	$.6	$–	$–
Mutual funds	.3	.3	–	–
Insurance contracts	24.6	–	–	24.6
Pooled funds – fixed income securities (1)	328.4
Pooled funds – equity securities (1)	230.7
Pooled funds – other investments (1)	33.5

Total international plan assets at fair value	$618.1

(1)

Pooled funds that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to reconcile to total international plan assets.

Schedule of reconciliation of Level 3 assets

        The following table presents a reconciliation of Level 3 international plan assets held during the year ended January 2, 2016:

Level 3 Assets
(In millions)	Insurance Contracts

Balance at January 3, 2015	$24.6
Net realized and unrealized gain	.4
Purchases	2.3
Settlements	(4.6)
Impact of changes in foreign currency exchange rates	(1.3)

Balance at January 2, 2016	$21.4